Debt - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 04, 2021 USD ($) $ / shares	Oct. 31, 2021 day	Dec. 31, 2021 USD ($) loan shares	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Debt issuance costs			$ 3,422
Conversion price (in dollars per share) | $ / shares	$ 22.41
Warehouse Facilities | Student Loan Warehouse Facilities
Debt Instrument [Line Items]
Number of new loans opened | loan			2
Maximum available capacity of opened facilities			$ 650,000
Warehouse Facilities | Personal Loan Warehouse Facilities
Debt Instrument [Line Items]
Debt issuance costs			$ 3,898	$ 6,692
Number of new loans opened | loan			1
Maximum available capacity of opened facilities			$ 300,000
Number of loans closed | loan			1
Maximum available capacity of closed facilities			$ 250,000
Warehouse Facilities | Home Loan Warehouse Facilities
Debt Instrument [Line Items]
Number of loans closed | loan			1
Maximum available capacity of closed facilities			$ 150,000
Warehouse Facilities | Credit Card Warehouse Facilities
Debt Instrument [Line Items]
Debt issuance costs			$ 312	0
Number of new loans opened | loan			1
Maximum available capacity of opened facilities			$ 100,000
Warehouse Facilities | Risk Retention Warehouse Facilities
Debt Instrument [Line Items]
Debt issuance costs			$ 2,086	2,052
Number of new loans opened | loan			1
Convertible Senior Notes Due 2026 | Convertible Debt
Debt Instrument [Line Items]
Face amount	$ 1,200,000
Net proceeds from offering	$ 1,176,000
Purchasers' discount percentage	2.00%
Debt discounts issued	$ 24,000		$ 24,000
Debt issuance costs	$ 1,700		1,634	$ 0
Interest expense			$ 1,200
Conversion rate	0.00446150
Number of shares available for conversion (in shares) | shares			53,538,000
Observation period | day		30
Seller Note | Notes Payable, Other Payables
Debt Instrument [Line Items]
Retirement of debt			$ 269,864
Principal repayments			250,000
Payments for accrued interest			$ 19,864